Debt, textuals 3 (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Long Term Debt, current and non-current [Abstract]
Compensating Balance, Amount	$ 17,000		$ 15,000
Interest Costs Incurred	6,033	5,394
Interest Costs, Capitalized During Period	295	284
Debt Instrument, Unused Borrowing Capacity, Fee	35	122
Debt Instrument Unused Borrowing Capacity Fee Capitalized	$ 35	$ 103